Changes in Accrued Warranties and Related Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning accrued warranty and related costs	$ 2,967	$ 1,638	$ 1,240
Cost of warranty claims	(3,760)	(3,703)	(1,786)
Accruals for product warranty	4,952	5,032	2,184
Ending accrued warranty and related costs	$ 4,159	$ 2,967	$ 1,638